Notes To The Consolidated Statements Of Cash Flows - Summary Of Balances With Related Parties Explnatory (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Company [Member]
Disclosure of transactions between related parties [line items]
Operating activities			$ 7,500
Net cash inflow/(outflow)			7,500
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Operating activities			(699,864,420)
Financing activities			203,607,914
Net cash inflow/(outflow)			(496,256,506)
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Operating activities			439,200,382
Investing activities	$ (3,581,230,632)	$ (2,957,926,150)
Net cash inflow/(outflow)	$ (3,581,230,632)	$ (2,957,926,150)	$ 439,200,382